Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Prudential Investment Portfolios 3
Prospectus Date	rr_ProspectusDate	Apr. 29, 2021
Document Creation Date	dei_DocumentCreationDate	Apr. 28, 2022